Stock-Based Compensation/Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation/Options and Warrants

Note 10. Stock-Based Compensation

Stock Options

The 2010 Stock Incentive Plan (the “2010 Plan”) provides for the grant of equity incentive awards to employees, directors and consultants of Opexa in the form of incentive stock options or nonqualified stock options, as well as restricted stock, stock appreciation rights, restricted stock units and performance awards that may be settled in cash, stock or other property. The 2010 Plan is the successor to and continuation of Opexa’s June 2004 Compensatory Stock Option Plan (the “2004 Plan”). A total of 625,000 shares of common stock are authorized to be issued for awards made under the 2010 Plan through September 2020, plus (i) the number of shares subject to stock options outstanding under the 2004 Plan that are forfeited or terminate prior to exercise and would otherwise be returned to the share reserves under the 2004 Plan and (ii) any reserved shares under the 2004 Plan that were not issued or subject to outstanding grants. In addition, shares subject to awards granted under the 2010 Plan that terminate or expire before being exercised or settled will become available for grant under the 2010 Plan. As of March 31, 2013, options to purchase an aggregate of 903,289 shares were issued and outstanding.

Opexa accounts for share-based compensation, including options and nonvested shares, according to the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Share Based Payment.” During the three months ended March 31, 2013, Opexa recognized option expense of $191,634 which includes the related expense for the options that are expected to vest based on achievement of their related performance conditions (see below). Unamortized stock compensation expense as of March 31, 2013 amounted to $1,126,780.

Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	824,620	$5.54
Granted	125,000	2.34
Exercised	—	—
Forfeited and canceled	(46,331)	4.73

Outstanding at March 31, 2013	903,289	$5.14	7.7	$104,769
Exercisable at March 31, 2013	485,124	$6.63	6.5	$100,730

Option awards are granted with an exercise price equal to the market price of Opexa’s stock at the date of issuance, generally have a ten-year life, and have various vesting dates that range from no vesting or partial vesting upon date of grant to full vesting on a specified date. Opexa estimates the fair value of stock options using the Black-Scholes option-pricing model and records the compensation expense ratably over the service period.

During the three months ended March 31, 2013, an option to purchase an aggregate of 125,000 shares was granted to an employee at an exercise price of $2.34. This option has a term of ten years and has a vesting schedule of three years. Fair value of $285,226 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the option issued to an employee during the three months ended March 31, 2013 include (1) discount rate of 1.87%, (2) expected term of 5.25 years, (3) expected volatility of 194% and (4) zero expected dividends.

During the three months ended March 31, 2013, options to purchase 46,331 shares were forfeited and cancelled.

Warrant Activity

A summary of warrant activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	3,579,087	$5.64
Granted	972,918	2.21
Exercised	—	—
Forfeited and canceled	(1,129,359)	7.65

Outstanding at March 31, 2013	3,422,646	$4.01	3.5	$480,000
Exercisable at March 31, 2013	3,422,646	$4.01	3.5	$480,000

In connection with the January 2013 Notes (see Note 7), investors were issued five-year warrants to purchase up to an aggregate of 243,750 shares of common stock, at an exercise price of $1.24 per share. The estimated relative fair value of the investor warrants was $195,969 and was calculated using the Black-Scholes valuation model. The following assumptions were used: (1) no expected dividends, (2) risk free interest rate of 0.76%, (3) expected volatility of 191% and (4) expected life of five years. Opexa can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.

Pursuant to a waiver executed by the holders of in excess of two-thirds (66-2/3%) of the principal amount of the outstanding July 2012 Notes and accepted by Opexa, the amount of the cash subject to the deposit control agreement was reduced to $500,000 on January 29, 2013. In exchange for such waiver, the Company issued warrants to the holders of the July 2012 Notes to purchase an aggregate of 187,500 shares of the Company’s common stock. The warrants have an exercise price of $1.21 per share and a five-year term. The estimated fair value of the warrants was $219,553 and was calculated using the Black-Scholes valuation model. The following assumptions were used: (1) no expected dividends, (2) risk free interest rate of 0.90%, (3) expected volatility of 191% and (4) expected life of five years. Opexa can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.

In connection with the February 2013 registered offering (See Note 10), Opexa issued warrants to the investors on February 11, 2013 to purchase an aggregate of 541,668 shares of common stock at an exercise price of $3.00 per share. These warrants have a term of four years and were immediately exercisable.

Note 12. Options and Warrants

On September 2, 2010, the Board adopted the Opexa Therapeutics, Inc. 2010 Stock Incentive Plan (“the 2010 Plan”) for the granting of equity incentive awards to employees, directors and consultants of Opexa. The 2010 Plan was approved by the Company’s stockholders on October 19, 2010. The 2010 Plan is the successor to and continuation of Opexa’s June 2004 Compensatory Stock Option Plan (the “2004 Plan”). The 2004 Plan reserved a maximum of 575,000 shares of common stock for issuance pursuant to incentive stock options and nonqualified stock options granted to employees, directors and consultants. Awards were made as either incentive stock options or nonqualified stock options, with the Board having discretion to determine the number, term, exercise price and vesting of grants made under the 2004 Plan. All outstanding equity awards granted under the 2004 Plan continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock awards and the terms of the 2004 Plan, but no additional awards will be granted under the 2004 Plan subsequent to approval of the 2010 Plan. Under the 2010 Plan, the total number of shares of common stock reserved for issuance consists of 625,000 shares plus the number of shares subject to stock options outstanding under the 2004 Plan that are forfeited or terminate prior to exercise and would otherwise be returned to the share reserves under the 2004 Plan and any reserved shares not issued or subject to outstanding grants, up to a maximum of 793,204 shares. The 2010 Plan provides for the grant of incentive stock options or nonqualified stock options, as well as restricted stock, stock appreciation rights, restricted stock units and performance awards that may be settled in cash, stock or other property. The Board of Directors or Compensation Committee, as applicable, administers the 2010 Plan and has discretion to determine the recipients, the number and types of stock awards to be granted and the terms and conditions of the stock awards, including the period of their exercisability and vesting. Subject to a limitation on repricing without stockholder approval, the Board or Compensation Committee, as applicable, may also determine the exercise price of options granted under the 2010 Plan.

Employee Options:

During 2011, options to purchase 43,750 shares of common stock were granted by Opexa to its employees at an exercise price of $6.24. These options have a term of ten years and vest over three years. Fair value of $268,451 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for options issued during the year ended December 31, 2011 include (1) discount rate of 3.36%, (2) expected term of six years, (3) expected volatility of 192% and (4) zero expected dividends.

During 2011, options to purchase 18,750 shares were forfeited and cancelled.

Opexa recorded $304,024 stock-based compensation expense to management and employees during 2011. Unamortized stock-based compensation expense as of December 31, 2011 amounted to $364,064.

During 2012, options to purchase an aggregate of 107,832 shares were granted to employees, at exercise prices ranging from $1.80 to $3.80. These options have terms of ten years and have a vesting schedule of three years. Fair value of $381,020 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate range of 1.40% and 1.98%, (2) expected term of 5.25 to 7 years, (3) expected volatility range of 180% and 183% and (4) zero expected dividends.

During 2012, options to purchase an aggregate of 254,756 shares were granted to senior management, based on the achievement of future performance-based, strategic milestone objectives, at an exercise price of $3.80. These options have terms of ten years and have vesting schedules of three years commencing after the two specific milestone objectives have been individually met. Fair value of $964,715 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate of 1.98%, (2) expected term of ten years, (3) expected volatility of 183% and (4) zero expected dividends. As of December 31, 2012, one of the two specific milestone objectives had been individually met and an aggregate of 82,009 shares granted to senior management commenced vesting during 2012.

During 2012, options to purchase 4,678 shares were forfeited and cancelled.

Opexa recorded $549,150 stock-based compensation expense to management and employees during 2012, which included the related expense for the options that are expected to vest based on achievement of their related performance conditions. Unamortized stock compensation expense as of December 31, 2012 amounted to $1,142,135.

Non-Employee Options:

During 2011, options to purchase 32,407 shares of common stock were granted by Opexa to its consultants and directors at exercise prices ranging from $3.80 to $7.12. These options have terms of two to ten years, and have vesting dates that vary from either full or partial vesting at date of grant to full vesting within one to two years of the date of grant. Fair value of $196,783 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for options issued during the year ended December 31, 2011 include (1) discount rate range of 0.25% to 3.50%, (2) expected term of two to five and one-quarter years, (3) expected volatility of 85%—198% and (4) zero expected dividends.

Opexa recorded $185,890 stock-based compensation expense to consultants and directors during 2011. Unamortized stock-based compensation expense as of December 31, 2011 amounted to $19,658.

During 2012, an option to purchase an aggregate of 18,750 shares was granted to Opexa’s non-employee Acting Chief Financial Officer at an exercise price of $2.04 in connection with his appointment. This option has a term of ten years, with one-third of the shares vesting immediately, one-third of the shares vesting on December 31, 2012 and the remaining one-third of the shares vesting at the earlier of June 30, 2013 or the appointment of a permanent chief financial officer. Fair value of $37,096 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for this option include (1) discount rate of 1.80%, (2) expected term of 5.25 years, (3) expected volatility of 185% and (4) zero expected dividends.

During 2012, options to purchase an aggregate of 30,600 shares were granted to directors for service on Opexa’s Board at an exercise price of $3.76. Options to purchase an aggregate of 10,000 shares have terms of 10 years, with 50% of the shares vesting immediately and 50% vesting one year from the date of grant. Options to purchase the remaining 20,600 shares will expire on the earlier of 10 years or a change in control of the Company, with 50% of the shares vesting immediately and 50% vesting on December 31, 2012. Fair value of $111,428 was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for these options include (1) discount rate of 2.03%, (2) expected term of 5.25 years, (3) expected volatility of 186% and (4) zero expected dividends.

During 2012, options to purchase 25,563 shares were forfeited and cancelled.

Opexa recorded $141,576 of stock-based compensation expense to consultants and directors during 2012. Unamortized stock compensation expense as of December 31, 2012 amounted to $14,770.

Broker and Investor Warrants:

During 2011, warrants to purchase 671,972 shares were forfeited.

In connection with Opexa’s February 2011 public offering, Opexa issued warrants to purchase an aggregate of 414,650 shares of common stock to the investors at an exercise price of $10.44 per share. These warrants have a term of five years and were immediately exercisable.

During 2012, warrants to purchase 464,584 shares were forfeited.

In connection with Opexa’s July 25, 2012 private offering of the Notes (see Note 6), Opexa issued warrants to purchase an aggregate of 1,436,121 shares of common stock at a current adjusted exercise price of $2.56 per share, subject to certain limitations and adjustments. These warrants have a term of five years and are initially exercisable on January 25, 2013.

At December 31, 2011, the aggregate intrinsic value of the outstanding options and warrants was $227,567 and $435,913, respectively. At December 31, 2012, the aggregate intrinsic value of the outstanding options and warrants was $13,846 and $57,891, respectively.

Summary information regarding options and warrants from December 31, 2006 is as follows:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2006	190,426	$45.92	917,590	$78.04
Year ended December 31, 2007:
Granted	73,475	21.12	—	—
Forfeited and canceled	(4,336)	30.96	—	—

Outstanding at December 31, 2007	259,565	$39.16	917,590	$78.04
Year ended December 31, 2008:
Granted	160,100	4.50	1,682,209	7.84
Forfeited and canceled	(31,617)	24.41	—	—

Outstanding at December 31, 2008	388,048	$25.88	2,599,799	$32.60
Year ended December 31, 2009:
Granted	193,583	3.83	801,143	6.68
Exercised	(15,193)	4.21	(179,691)	6.64
Forfeited and canceled	(85,605)	42.22	(52,082)	20.00

Outstanding at December 31, 2009	480,833	$14.80	3,169,169	$27.72
Year ended December 31, 2010:
Granted	38,138	8.34	1,966	8.00
Exercised	(36,284)	3.56	(17,102)	8.40
Forfeited and canceled	(97,171)	36.62	(289,160)	117.60

Outstanding at December 31, 2010	385,516	$8.60	2,864,873	$11.00
Year ended December 31, 2011:
Granted	76,157	6.29	414,649	10.44
Exercised	—	—	—	—
Forfeited and canceled	(18,750)	20.00	(671,972)	23.72

Outstanding at December 31, 2011	442,923	$7.71	2,607,550	$6.66
Year ended December 31, 2012:
Granted	411,938	3.68	1,436,121	2.56
Exercised	—	—	—	—
Forfeited and canceled	(30,241)	11.80	(464,584)	6.12

Outstanding at December 31, 2012	824,620	$5.54	3,579,087	$5.64

Summary of options outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
$ 0.88 to $ 4.99	5.84	599,706	258,337
5.00 to 9.99	1.58	178,054	157,221
10.00 to 39.20	0.21	46,860	46,860

$ 0.88 to $39.20	7.63	824,620	462,418

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Warrants Outstanding	Number of Warrants Exercisable
$ 0.18 to $ 4.99	1.86	1,850,102	413,981
5.00 to 9.99	0.04	1,068,905	1,068,905
10.00 to 10.44	0.53	660,080	660,080

$ 0.18 to $10.44	2.43	3,579,087	2,142,966